UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Baker Ellis Asset Management
           -----------------------------------------------------
Address:   1211 Southwest Fifth Avenue, Suite 2910
           Portland, OR 97204
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Barnes Ellis
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  503-227-5778
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Barnes Ellis                     Portland, OR                      1/30/2007
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:           170
                                         ------------
Form 13F Information Table Value Total:  $139,441,789
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
3m Company                     Common Stock     88579Y101   458580    6000          Sole    None       6000      0    0
Abbott Laboratories            Common Stock     2824100    5421249   97155          Sole    None      97155      0    0
Aberdeen Asia Income Fd                         3009107     806505  126213          Sole    None     126213      0    0
Aetna Inc.                     Common Stock     00817Y108   297772    6800          Sole    None       6800      0    0
Albany Intl Corp Newcl A       Common Stock     12348108    519333   14450          Sole    None      14450      0    0
Alcoa                          Common Stock     13817101    271200    8000          Sole    None       8000      0    0
Alexander & Baldwin Inc.       Common Stock     14482103    302640    6000          Sole    None       6000      0    0
Allstate                       Common Stock     20002101    523002    8708          Sole    None       8708      0    0
Altria Group                   Common Stock     718154107  1712295   19500          Sole    None      19500      0    0
Amerco 8.50% Ser A Cum Pfd                      23586209    273456   10800          Sole    None      10800      0    0
America Movil SA de C.V.       Common Stock     02364W105   283155    5925          Sole    None       5925      0    0
American Express               Common Stock     25816109   1901808   33720          Sole    None      33720      0    0
American Safety Insurance      Common Stock     G02995101   297336   15600          Sole    None      15600      0    0
Group
Ameriprise Finl Inc Com        Common Stock     03076C106   289128    5060          Sole    None       5060      0    0
Anadarko Pete Corp             Common Stock     32511107    575674   13394          Sole    None      13394      0    0
Apollo Investment              Common Stock     03761U106   295320   13800          Sole    None      13800      0    0
AptarGroup Inc                 Common Stock     38336103    267786    4001          Sole    None       4001      0    0
Ares Cap Corp Com              Common Stock     04010L103   217276   11958          Sole    None      11958      0    0
AT&T                           Common Stock     00206R102   565741   14348          Sole    None      14348      0    0
Australia & New Zealand Bkg Gp Common Stock     52528304    432298    3595          Sole    None       3595      0    0
Automatic Data Processing      Common Stock     53015103   1258400   26000          Sole    None      26000      0    0
Baldwin Technology Inc Cl A    Common Stock     58264102    500996  100400          Sole    None     100400      0    0
Ball Corp                      Common Stock     58498106    371385    8100          Sole    None       8100      0    0
Bank of America                Common Stock     60505104   1043308   20449          Sole    None      20449      0    0
Bank of New York Inc           Common Stock     64057102    648800   16000          Sole    None      16000      0    0
BCE                            Common Stock     05534B760   302652   10702          Sole    None      10702      0    0
Beckman Coulter                Common Stock     75811109    362895    5680          Sole    None       5680      0    0
Berkshire Hathaway Cl A        Common Stock     84670108   1198890      11          Sole    None         11      0    0
Berkshire Hathaway Cl B        Common Stock     84670207   3374280     927          Sole    None        927      0    0
BJ Services Co                 Common Stock     55482103    379440   13600          Sole    None      13600      0    0
Boeing                         Common Stock     97023105    272242    3062          Sole    None       3062      0    0
BP p.l.c.                      Common Stock     55622104   1360915   21018          Sole    None      21018      0    0
Bristol Myers Squibb           Common Stock     110122108   726978   26188          Sole    None      26188      0    0
BSD Medical Corp Del           Common Stock     55662100    482160   58800          Sole    None      58800      0    0
Canon Inc Adr New              Common Stock     138006309   253047    4714          Sole    None       4714      0    0
Cedar Shopping Ctrs Inc Com                     150602209   363690   22450          Sole    None      22450      0    0
New
Cemex SAB de CV                Common Stock     151290889  1613559   49269          Sole    None      49269      0    0
Central European Equity                         153436100   214541    4261          Sole    None       4261      0    0
Central Fd Cda Cl A                             153501101   296100   31500          Sole    None      31500      0    0
ChevronTexaco                  Common Stock     166764100  2629926   35558          Sole    None      35558      0    0
Citigroup                      Common Stock     172967101  2103408   40970          Sole    None      40970      0    0
Clorox Co Del                  Common Stock     189054109   445830    7000          Sole    None       7000      0    0
Conoco Phillips                Common Stock     718507106  2577007   37703          Sole    None      37703      0    0
Corillian                      Common Stock     218725109    92814   18600          Sole    None      18600      0    0
Costco Wholesale               Common Stock     22160K105   712034   13225          Sole    None      13225      0    0
Deere & Company                Common Stock     244199105  1074340    9889          Sole    None       9889      0    0
Deutsche Telekom A Gspon Adr   Common Stock     251566105   603345   36500          Sole    None      36500      0    0
Dominion Resources Inc Va New  Common Stock     25746U109   431422    4860          Sole    None       4860      0    0
Donnelley R R & Sons           Common Stock     257867101   253205    6920          Sole    None       6920      0    0
Dow Chemical                   Common Stock     260543103   276306    6025          Sole    None       6025      0    0
Dow Jones & Co                 Common Stock     260561105   543764   15775          Sole    None      15775      0    0
Du Pont                        Common Stock     263534109   957459   19370          Sole    None      19370      0    0
E.On AG Adr                    Common Stock     268780103   782216   17321          Sole    None      17321      0    0
Eli Lilly                      Common Stock     532457108   250503    4664          Sole    None       4664      0    0
Emc Ins Group Inc              Common Stock     268664109   470527   18237          Sole    None      18237      0    0
Encana                         Common Stock     292505104  1489329   29415          Sole    None      29415      0    0
EOG Resources                  Common Stock     26875P101   428111    6001          Sole    None       6001      0    0
Euro Currency Tst                               23130C108   567193    4235          Sole    None       4235      0    0
Exxon Mobil                    Common Stock     30231G102  1081845   14338          Sole    None      14338      0    0
Federated Department Stores    Common Stock     31410H101   620789   13780          Sole    None      13780      0    0
Fedex Corp.                    Common Stock     31428X106   512978    4775          Sole    None       4775      0    0
Fiserv Inc                     Common Stock     337733108   212240    4000          Sole    None       4000      0    0
Flextronics                    Common Stock     Y2573F102   539068   49275          Sole    None      49275      0    0
Fomento Economico Mexicano S A Common Stock     344419106  1648122   14930          Sole    None      14930      0    0
De C V
General Electric               Common Stock     369604103  1385581   39185          Sole    None      39185      0    0
GlaxoSmithKline Plc Sponsored  Common Stock     37733W105   251543    4552          Sole    None       4552      0    0
Adr
Gorman Rupp Co                 Common Stock     383082104   205792    6425          Sole    None       6425      0    0
Gruma ADR                      Common Stock     400131306  1924134  151745          Sole    None     151745      0    0
H.J. Heinz                     Common Stock     423074103   601722   12770          Sole    None      12770      0    0
Hartford Financial Services    Common Stock     416515104   384231    4020          Sole    None       4020      0    0
Group
Hawkins                        Common Stock     420261109   307937   20863          Sole    None      20863      0    0
Hershey Co                     Common Stock     427866108   245970    4500          Sole    None       4500      0    0
Hewlett-Packard                Common Stock     428236103  1033300   25742          Sole    None      25742      0    0
Honda Motors                   Common Stock     438128308   541356   15525          Sole    None      15525      0    0
Honeywell International        Common Stock     438516106   562392   12210          Sole    None      12210      0    0
Hospira Inc                    Common Stock     441060100   409204   10005          Sole    None      10005      0    0
Hsbc Holdings Plc Adr          Common Stock     404280406   431586    4915          Sole    None       4915      0    0
Imperial Oil Ltd Com New       Common Stock     453038408  1428106   38472          Sole    None      38472      0    0
India Fund                                      454089103   496411   13015          Sole    None      13015      0    0
Industrias Bachoco SA ADR      Common Stock     456463108   588629   20304          Sole    None      20304      0    0
Ingersoll Rand                 Common Stock     G4776G101   392064    9040          Sole    None       9040      0    0
Ingram Micro Inc               Common Stock     457153104   343718   17800          Sole    None      17800      0    0
Intel                          Common Stock     458140100  1408121   73608          Sole    None      73608      0    0
Investors Title                Common Stock     461804106   578759   11499          Sole    None      11499      0    0
Ishares Hong Kong Index Fd     Common Stock     464286871   356532   22200          Sole    None      22200      0    0
Ishares Japan Index Fd         Common Stock     464286848   664610   45615          Sole    None      45615      0    0
Ishares Malaysia Free Index    Common Stock     464286830  1926700  177904          Sole    None     177904      0    0
Ishares Msci Germany Index Fd  Common Stock     464286806   299111   10375          Sole    None      10375      0    0
Ishares Singapore Index Fd     Common Stock     464286673  6950084  561850          Sole    None     561850      0    0
Ishares Taiwan Index Fd        Common Stock     464286731   175657   12600          Sole    None      12600      0    0
ITT Inds Inc                   Common Stock     450911102   212145    3517          Sole    None       3517      0    0
Johnson & Johnson              Common Stock     478160104   647192   10740          Sole    None      10740      0    0
K Tron Int'l                   Common Stock     482730108  1358207   18935          Sole    None      18935      0    0
Kellogg                        Common Stock     487836108   210863    4100          Sole    None       4100      0    0
Khd Humboldt Wedag Intl Ltd    Common Stock     482462108  1681642   41318          Sole    None      41318      0    0
Com
Kroger                         Common Stock     501044101  2029338   71835          Sole    None      71835      0    0
Liberty Global Inc             Common Stock     530555101   257874    7831          Sole    None       7831      0    0
Lincoln National               Common Stock     534187109   542320    8000          Sole    None       8000      0    0
Marathon Oil Corp              Common Stock     565849106  1005694   10176          Sole    None      10176      0    0
Markel Corp                    Common Stock     570535104   242899     501          Sole    None        501      0    0
Mercer Ins Group               Common Stock     587902107   393881   19803          Sole    None      19803      0    0
Merck                          Common Stock     589331107   332776    7534          Sole    None       7534      0    0
Mexican Restaurants            Common Stock     59283R104   171661   17900          Sole    None      17900      0    0
Mfri Inc                       Common Stock     552721102  1050624   56668          Sole    None      56668      0    0
Microsoft                      Common Stock     594918104   975368   34997          Sole    None      34997      0    0
Mine Safety Appliances         Common Stock     602720104   252402    6001          Sole    None       6001      0    0
Mitsubishi Ufj Finl Group Inc  Common Stock     606822104   149758   13300          Sole    None      13300      0    0
Sponsored
Molson Coors Co Cl B           Common Stock     60871R209   577182    6100          Sole    None       6100      0    0
Monsanto Co New                Common Stock     61166W101   281615    5124          Sole    None       5124      0    0
Morgan Stanley India Fund                       61745C105   345600    8000          Sole    None       8000      0    0
Multi Color Corp.              Common Stock     625383104   413881   11775          Sole    None      11775      0    0
Natco Group Inc Cl A           Common Stock     63227W203   610748   17900          Sole    None      17900      0    0
New York Times                 Common Stock     650111107   481955   20500          Sole    None      20500      0    0
Nexen                          Common Stock     65334H102  1600849   26115          Sole    None      26115      0    0
Norfolk Southern Crp           Common Stock     655844108   314985    6225          Sole    None       6225      0    0
Norsk Hydro ASA                Common Stock     656531605  1624590   49500          Sole    None      49500      0    0
Northrop Grumman Corp.         Common Stock     666807102   214050    2884          Sole    None       2884      0    0
Northwest Natural Gas          Common Stock     667655104   248307    5437          Sole    None       5437      0    0
Northwest Pipe                 Common Stock     667746101  1816646   45610          Sole    None      45610      0    0
Novartis Ag Adr                Common Stock     66987V109  1612404   29515          Sole    None      29515      0    0
Nuveen Floating Rate Income                     67072T108   149845   10650          Sole    None      10650      0    0
OMI                            Common Stock     Y6476W104  1049420   39070          Sole    None      39070      0    0
Paccar Inc                     Common Stock     693718108   220200    3000          Sole    None       3000      0    0
Pepsico                        Common Stock     713448108   552972    8700          Sole    None       8700      0    0
Perini Corp                    Common Stock     713839108   398088   10800          Sole    None      10800      0    0
Petroleo Brasileiro            Common Stock     71654V408   764236    7680          Sole    None       7680      0    0
Petroleo Brasileiro Cl A       Common Stock     71654V101  1570992   17582          Sole    None      17582      0    0
Pimco Floating Rate Income                      72201J104   584685   30500          Sole    None      30500      0    0
Pfizer                         Common Stock     717081103  1480565   58613          Sole    None      58613      0    0
Plum Creek Timber                               729251108   370548    9400          Sole    None       9400      0    0
Potlatch Corp New Com                           737630103   231189    5050          Sole    None       5050      0    0
Powershares Ftse Rafi US 1000                   73935X583   817892   13905          Sole    None      13905      0    0
Procter & Gamble               Common Stock     742718109  1149827   18205          Sole    None      18205      0    0
ProLogis                                        743410102   438926    6760          Sole    None       6760      0    0
Radvision Ltd                  Common Stock     M81869105   472000   20000          Sole    None      20000      0    0
Rayonier                                        754907103  1583799   36832          Sole    None      36832      0    0
Regis Corp                     Common Stock     758932107   417829   10350          Sole    None      10350      0    0
Rush Enterprises Cl B          Common Stock     781846308   318736   17600          Sole    None      17600      0    0
Schering Plough                Common Stock     806605101  1394886   54680          Sole    None      54680      0    0
Schlumberger Limited           Common Stock     806857108   442240    6400          Sole    None       6400      0    0
SK Telecom Co Ltd Adr          Common Stock     78440P108   288066   12300          Sole    None      12300      0    0
Southern Co                    Common Stock     842587107   223565    6100          Sole    None       6100      0    0
Southern Union Co              Common Stock     844030106   817004   26884          Sole    None      26884      0    0
Stancorp Financial             Common Stock     852891100  1651128   33580          Sole    None      33580      0    0
Streettracks Gold Shrs                          863307104  1549491   23570          Sole    None      23570      0    0
Superior Energy Services Inc   Common Stock     868157108   217161    6300          Sole    None       6300      0    0
Swiss Franc Currency Tst                        23129V109   856440   10400          Sole    None      10400      0    0
Syngenta AG                    Common Stock     87160A100  2031679   53395          Sole    None      53395      0    0
Temple Inland                  Common Stock     879868107  1206748   20200          Sole    None      20200      0    0
Texas Instruments              Common Stock     882508104   270900    9000          Sole    None       9000      0    0
Tidewater                      Common Stock     886423102   677136   11559          Sole    None      11559      0    0
Todco Cl A                     Common Stock     88889T107   294409    7300          Sole    None       7300      0    0
Toronto Dominion Bk            Common Stock     891160509   203883    3375          Sole    None       3375      0    0
Transocean Sedco Forex         Common Stock     G90078109   457520    5600          Sole    None       5600      0    0
Travelers Cos Inc              Common Stock     89417E109   259419    5011          Sole    None       5011      0    0
UGI Corp                       Common Stock     902681105   578271   21650          Sole    None      21650      0    0
Union Pacific                  Common Stock     907818108   875868    8625          Sole    None       8625      0    0
United Parcel Svc Inc          Common Stock     911312106   325965    4650          Sole    None       4650      0    0
United Technologies            Common Stock     913017109  4160065   64001          Sole    None      64001      0    0
US Bancorp                     Common Stock     902973304  1590365   45478          Sole    None      45478      0    0
Veolia Environnement SA        Common Stock     92334N103   399470    5375          Sole    None       5375      0    0
Verizon Communications         Common Stock     92343V104   599169   15800          Sole    None      15800      0    0
Walt Disney                    Common Stock     254687106   607345   17640          Sole    None      17640      0    0
Washington Group Int'l         Common Stock     938862208   700731   10550          Sole    None      10550      0    0
Wells Fargo & Co               Common Stock     949746101  3154476   91620          Sole    None      91620      0    0
Wyeth                          Common Stock     983024100  2124473   42464          Sole    None      42464      0    0
Yamana Gold Inc                Common Stock     98462Y100   557168   38800          Sole    None      38800      0    0
Yum! Brands                    Common Stock     988498101   430889    7460          Sole    None       7460      0    0
Zila Inc                       Common Stock     989513205    40950   19500          Sole    None      19500      0    0
Zimmer Holdings                Common Stock     98956P102   292785    3428          Sole    None       3428      0    0